Real Estate Acquisitions	3 Months Ended
Mar. 31, 2013
Notes To Financial Statements [Abstract]
Real Estate Acquisitions	Real Estate Acquisitions On February 1, 2013, MAALP purchased Milstead Village, a 310-unit apartment community located in Kennesaw (Atlanta), Georgia. This property was previously a part of Fund I.